Collaborative Arrangements (Details) - Nova Scotia Power Inc. [Member] - Jointly Owned Electricity Generation Plant [Member] - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Collaborative Arrangements [Line Items]
Utilities Operating Expense, Purchased Power	$ 19	$ 18
Utilities Operating Expense, Maintenance and Operations	$ 2	$ 3